Investments	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments

9 INVESTMENTS

The Company’s long-term investments consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB
Available-for-sale debt securities
Jimi	5,459	5,459
iSNOB	26,021	—
Juesekuangxiang	6,875	—
Jiangxi Chengqianqihou	5,000	—
Others	3,427	2,296
	46,782	7,755
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	29,387	25,417
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd. (“Hangzhou Chengqianqihou”)	—	8,750
Others	5,639	8,049
	35,026	42,216
Total	81,808	49,971

Available-for-sale debt securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2024 and 2025:

	As of March 31,
	2024	2025
	RMB	RMB
Cost	25,120	8,459
Unrealized gains, including foreign exchange adjustment	21,662	(704)
Fair Value	46,782	7,755

iSNOB

The Company held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

As of March 31, 2023 and 2024, the Company remeasured its investment in iSNOB at a fair value of RMB24,656 and RMB26,021, respectively, which were determined by management with the assistance of an external appraiser. For the years ended March 31, 2023 and 2024, the unrealized securities holding gain, net of tax of RMB922 and RMB564 were reported in other comprehensive income, respectively. For the years ended March 31, 2023 and 2024, foreign currency translation gain of RMB1,816 and gain of RMB801 were reported as foreign currency translation adjustments in other comprehensive income, respectively.

For the year ended March 31, 2025, the convertible and redeemable preferred shares of iSNOB became redeemable. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB26,021 to zero and recognized a credit loss of RMB8,150 in “Loss from investments, net”, being the difference between the fair value of zero and the amortized cost basis of the investment, and an unrealized securities holding loss of RMB17,550, net of tax in other comprehensive income/(loss), being the difference between the carrying value and the amortized cost basis of the investment. For the year ended March 31, 2025, foreign currency translation loss of RMB321 was reported as foreign currency translation adjustments in other comprehensive income/(loss).

Juesekuangxiang

In May 2023, the Company purchased 10% equity interest of Juesekuangxiang with a cash consideration of US$1,000 (equivalent to RMB6,875). According to the investment agreement, the Company has the option to request Juesekuangxiang to redeem the Company’s investments at the Company’s investment cost plus interest if Juesekuangxiang fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Juesekuangxiang held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2024, the fair value change of investment in Juesekuangxiang was not material. For the year ended March 31, 2025, the actual operating results of Juesekuangxiang were significantly weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB6,875 to zero and recognized a loss of RMB6,875 in “Loss from investments, net”.

Jimi

In June 2023, the Company purchased 4.87% equity interest of Jimi with a cash consideration of RMB5,459. According to the investment agreement, the Company has the option to request Jimi to redeem the Company’s investments at the Company’s investment cost plus interest if Jimi fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, equity interest of Jimi held by the Company is considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2024 and 2025, the fair value change of investment in Jimi was not material.

Poppy

In September 2021, the Company purchased a 10% equity interest in Poppy with a cash consideration of US$2,500 (equivalent to RMB16,215). The Company has the option to request Poppy to redeem the Company’s investments at the Company’s investment cost plus interest if Poppy fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Poppy held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2023, the actual operating results of Poppy were significantly weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB15,871 to zero and recognized a loss of RMB16,817 in “Loss from investments, net”. For the year ended March 31, 2023, foreign currency translation gain of RMB946 was reported as foreign currency translation adjustments in other comprehensive income.

Jiangxi Chengqianqihou

In January 2023, the Company purchased 7.5% equity interest in Jiangxi Chengqianqihou with a cash consideration of RMB5,000.The Company had the option to request Jiangxi Chengqianqihou to redeem the Company’s investments at the Company’s investment cost plus interest if Jiangxi Chengqianqihou failed to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Jiangxi Chengqianqihou held by the Company were considered not in substance common stock and classified as an available-for-sale debt investment which was measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2024, with the assistance of external appraiser, the Company remeasured its investment in Jiangxi Chengqianqihou and believed that the fair value change of investment in Jiangxi Chengqianqihou was not material.

In July 2024, for the purpose of optimizing the equity structure of Jiangxi Chengqianqihou and integrating regional resources in Hangzhou to increase its commercial value, Jiangxi Chengqianqihou restructured its shareholding structure and established Hangzhou Chengqianqihou as its ultimate holding company. The Company consummated following transactions with the investee, including:

i) purchase 17.5% common stock interest of Hangzhou Chengqianqihou with a cash consideration of RMB10,000; and,

ii) sell all of the Company’s equity interests in Jiangxi Chengqianqihou to Hangzhou Chengqianqihou with a cash consideration of RMB5,000. Accordingly, the Company derecognized all of its investments in Jiangxi Chengxianqihou of RMB5,000 and recognized its investment in Hangzhou Chengqianqihou at cost of RMB8,750 with referencing to the price of the same round of investment by a new third party investor. The Company recognized “Loss from investments, net” of RMB1,250 in the Consolidated Statements of Operations and Comprehensive loss.

Equity method investments

Investment in Neixiangyoupan

In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2024 and 2025, RMB28,464 and RMB27,328 in cumulative capital contributions has been made by the Group, representing approximately 14.8% of the entity's equity interest at each balance sheet date. The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an LP. For the years ended March 31, 2023, 2024 and 2025, the Group recognized RMB2,189 of share of gain, RMB2,358 of share of loss and RMB2,634 of share of loss of Neixiangyoupan, respectively.

Investment in Hangzhou Chengqianqihou

The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Hangzhou Chengqianqihou considering that the Group held its 17.5% equity interests and majority of its funding is contributed by the Group. For the year ended March 31, 2025, share of the results from the investment in Hangzhou Chengqianqihou was not material.

The Group's equity method investments are not considered individually material or in the aggregate to meet the necessary reporting threshold under Rule 4-08(g) of Regulation S-X.